Stockholders' Equity - Summary of Stock Options Outstanding and Exercisable (Detail) - $ / shares	3 Months Ended	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Jun. 30, 2024	Dec. 31, 2024
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock options outstanding	6,000	237,000	222
Stock options exercisable	4,000	101,000	116
Exercise Price One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	$ 162.93		$ 4.655	$ 4.66
Number of stock options outstanding	2,000	79,000	79
Weighted average remaining contractual life (years)	8 years 11 months 1 day	9 years 8 months 1 day	9 years 2 months 1 day
Stock options exercisable	1,000	8,000	21
Exercise Price Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	$ 307.65		$ 6.04	6.04
Number of stock options outstanding	1,000	9,000	9
Weighted average remaining contractual life (years)	7 years 10 months 2 days	9 years 1 month 20 days	8 years 7 months 20 days
Stock options exercisable	1,000		3
Exercise Price Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price			$ 8.79	8.79
Number of stock options outstanding	2,000	39,000	34
Weighted average remaining contractual life (years)	7 years 4 months 9 days	7 years 7 months 17 days	8 years 1 month 2 days
Stock options exercisable	2,000	16,000	17
Exercise Price Three [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	$ 1,067.5
Exercise Price Three [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	$ 1,680
Exercise Price Four [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock options outstanding	1,000	6,000	6
Weighted average remaining contractual life (years)	2 years 5 months 4 days	8 years 9 months 10 days	8 years 3 months 7 days
Stock options exercisable		6,000	6
Exercise Price Four [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	$ 2,170		$ 12.75	12.75
Exercise Price Four [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	$ 2,397.5		$ 16.25	16.25
Exercise Price Five [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock options outstanding		80,000	73
Weighted average remaining contractual life (years)		7 years 1 month 20 days	7 years 3 months 21 days
Stock options exercisable		47,000	48
Exercise Price Five [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price			$ 30.5	30.5
Exercise Price Five [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price			$ 48	48
Exercise Price Six [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock options outstanding		14,000	13
Weighted average remaining contractual life (years)		6 years 9 months 21 days	6 years 9 months 21 days
Stock options exercisable		14,000	13
Exercise Price Six [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price			$ 62	62
Exercise Price Six [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price			68.5	68.5
Exercise Price Seven [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price			$ 85	85
Number of stock options outstanding		9,000	7
Weighted average remaining contractual life (years)		5 years 5 months 4 days	6 years 2 months 15 days
Stock options exercisable		9,000	7
Exercise Price Eight [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock options outstanding		1,000	1
Weighted average remaining contractual life (years)		2 years 3 months 29 days	1 year 11 months 4 days
Stock options exercisable		1,000	1
Exercise Price Eight [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price			$ 304.95	304.95
Exercise Price Eight [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price			$ 2,660	$ 2,660